UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07090 _____________________________________________________

BlackRock California Insured Municipal 2008 Term Trust Inc.

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock California Insured Municipal 2008 Term Trust Inc.
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257 ____________________________________________

Date of fiscal year end:	December 31, 2004 ____________________________________________

Date of reporting period:	September 30, 2004 ____________________________________________

Item 1. Schedule of Investments

The registrant's schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2004

BlackRock California Insured Municipal 2008 Term Trust (BFC)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—152.5%
		California—140.4%
AAA	$ 2,635	Alameda Cnty., COP, Ser. A, 3.80%, 12/01/08, MBIA	No Opt. Call	$ 2,789,596
		Anaheim Union High Sch. Dist., GO, Ser. A, FSA,
AAA	1,060	3.50%, 8/01/08	No Opt. Call	1,106,661
AAA	1,250	4.00%, 8/01/09	No Opt. Call	1,327,238
AAA	1,000	Burbank, Elec. Rev., 3.50%, 6/01/09, MBIA	No Opt. Call	1,040,180
		California, GO,
AAA	2,000	5.00%, 6/01/09, MBIA	No Opt. Call	2,206,620
AAA	3,000	5.50%, 4/01/09, MBIA	No Opt. Call	3,362,610
AAA	3,000	5.50%, 2/01/10, MBIA	No Opt. Call	3,371,940
AAA	2,000	6.25%, 9/01/08, FGIC	No Opt. Call	2,286,180
AAA	15,000	6.30%, 9/01/08, MBIA	No Opt. Call	17,174,100
		California Dept. of Wtr. Res.,
AAA	10,000	Pwr. Sply. Rev., Ser. A, 3.125%, 5/01/08, FSA	No Opt. Call	10,267,400
AAA	10,000	Pwr. Sply. Rev., Ser. A, 3.375%, 5/01/09, MBIA	No Opt. Call	10,297,600
AAA	1,000	Wtr. Rev., Central Valley Proj., Ser. Z, 4.00%, 12/01/09, FGIC	No Opt. Call	1,065,860
AAA	2,000	California Hlth. Facs. Fin. Auth., Sutter Hlth. Care Sys., 5.70%, 8/15/09, MBIA	08/06 @ 102	2,182,320
AAA	2,100	California Pub. Wks. Brd., Energy Efficiency, Ser. A, 5.625%, 10/01/08, AMBAC	10/05 @ 102	2,225,223
AAA	2,600	Castaic Lake Wtr. Agcy., COP, Wtr. Sys. Impvt. Proj., Ser. A, 7.25%, 8/01/10, MBIA	No Opt. Call	3,175,094
AAA	1,135	Chaffey Cmnty. Coll. Dist., GO, Ser. A, 3.75%, 7/01/09, FSA	No Opt. Call	1,191,387
		Chula Vista, COP, Police Fac. Proj., MBIA,
AAA	1,000	4.00%, 8/01/08	No Opt. Call	1,062,210
AAA	1,000	4.00%, 8/01/09	No Opt. Call	1,061,790
AAA	5,500	Clovis Unified Sch. Dist., Ser. B, Zero Coupon, 8/01/08, FGIC	ETM	4,992,295
AAA	1,855	El Paso De Robles, GO, Ser. A, Zero Coupon, 8/01/09, FGIC	No Opt. Call	1,604,556
AAA	4,025	Elsinore Valley Mun. Wtr. Dist., COP, Ser. A, 6.00%, 7/01/09, FGIC	No Opt. Call	4,606,894
AAA	1,055	Glendale Unified Sch. Dist., Ser. D, 3.50%, 9/01/09, MBIA	No Opt. Call	1,097,126
		Long Beach Bd. of Fin. Auth., Tax Alloc. Rev., Redev. Projs., AMBAC,
AAA	1,245	3.50%, 8/01/08	No Opt. Call	1,297,477
AAA	1,120	3.75%, 8/01/09	No Opt. Call	1,173,995
AAA	13,110	Los Angeles, GO, Ser. A, 3.50%, 9/01/09, MBIA	No Opt. Call	13,633,482
		Los Angeles Cnty.,
AAA	2,910	Asset Leasing Corp. Rev., 5.95%, 12/01/07, AMBAC	No Opt. Call	3,260,684
AAA	8,090	Asset Leasing Corp. Rev., 6.00%, 12/01/08, AMBAC	No Opt. Call	9,249,055
AAA	8,600	Asset Leasing Corp. Rev., 6.05%, 12/01/09, AMBAC	No Opt. Call	9,989,244
AAA	4,405	Met. Trans. Auth. Rev., Spl. Benefit Assmt. Dist. A1, 3.75%, 9/01/08, AMBAC	No Opt. Call	4,643,883
AAA	9,835	Sanitation Dists. Fin. Auth. Rev., Cap. Proj., Ser. A, 4.00%, 10/01/09, FSA	No Opt. Call	10,463,063
AAA	6,000	Los Angeles Dept. of Arpts., Arpt. Rev., LA Intl. Arpt., Ser. B, 5.00%, 5/15/09, MBIA	No Opt. Call	6,600,540
AAA	3,860	Los Angeles Sanitation Equip., Ser. A, 3.625%, 2/01/09, FSA	No Opt. Call	4,023,896
		Los Angeles Unified Sch. Dist., FSA,
AAA	2,660	Ser. B, 3.00%, 10/01/08	No Opt. Call	2,726,473
AAA	7,500	Ser. F, 3.00%, 7/01/09	No Opt. Call	7,623,375
AAA	1,000	Mount Diablo Unified Sch. Dist., GO, 3.50%, 8/01/08, FSA	No Opt. Call	1,044,020
AAA	1,000	Orange Cnty. Local Trans. Auth., Sales Tax Rev., 6.00%, 2/15/09, MBIA	No Opt. Call	1,138,040
AAA	2,495	Pasadena Unified Sch. Dist., Ser. C, 3.50%, 11/01/08, FSA	No Opt. Call	2,609,595
AAA	3,345	Sacramento City Fin. Auth., City Hall & Redev. Projs., Ser. A, 3.50%, 12/01/08, FSA	No Opt. Call	3,501,680
AAA	1,000	Sacramento City Unified Sch. Dist., 3.50%, 7/01/09, FGIC	No Opt. Call	1,038,610
		Sacramento Mun. Util. Dist., Elec. Rev., Ser. C,
AAA	825	5.75%, 11/15/07, MBIA	ETM	828,729
AAA	3,750	5.75%, 11/15/08, FGIC	ETM	3,766,725
AAA	3,950	5.75%, 11/15/09, MBIA	ETM	3,967,222
AAA	5,000	San Bernardino Cnty., Trans. Auth., Sales Tax Rev., 6.00%, 3/01/10, FGIC	ETM	5,368,150
		San Diego Cnty.,
AAA	2,360	COP, 5.00%, 2/01/09, AMBAC	No Opt. Call	2,592,177
AAA	11,000	COP, 5.625%, 9/01/12, AMBAC	No Opt. Call	12,675,520
AAA	7,830	Regl. Trans. Comm., Sales Tax Rev., Ser. A, 6.00%, 4/01/08, MBIA	ETM	7,993,177
AAA	2,500	Regl. Trans. Comm., Sales Tax Rev., Ser. A, 6.00%, 4/01/08, FGIC	ETM	2,552,100
AAA	12,725	San Diego Pub. Facs. Fin. Auth., Wtr. Rev., 3.00%, 8/01/09, MBIA	No Opt. Call	12,938,144

BlackRock California Insured Municipal 2008 Term Trust (BFC)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

AAA	$ 1,250	San Francisco City & Cnty., GO, 4.00%, 6/15/09, FSA	No Opt. Call	$ 1,328,113
AAA	1,000	San Jose Redev. Agcy., 4.00%, 8/01/09, MBIA	ETM	1,067,250
AAA	1,000	San Mateo Cnty. Cmnty. Coll. Dist., GO, Ser. A, 3.30%, 9/01/08, FGIC	No Opt. Call	1,037,510
		Santa Ana Unified Sch. Dist., GO, Ser. B, FGIC,
AAA	1,000	Zero Coupon, 8/01/08	No Opt. Call	902,910
AAA	2,000	Zero Coupon, 8/01/09	No Opt. Call	1,729,980
AAA	4,030	Santa Barbara Cnty., Local Transp. Auth., Sales Tax Rev., 3.00%, 3/15/09, FSA	No Opt. Call	4,100,686
AAA	2,470	Santa Clara, COP, Ser. B, 3.50%, 2/01/09, AMBAC	No Opt. Call	2,562,304
AAA	2,865 [3]	Santa Clara Cnty. Fin. Auth., Fac. Replacement Proj. A, 6.50%, 11/15/04, AMBAC	N/A	2,939,146
AAA	4,620	Santa Clara Valley Wtr. Dist., COP, 4.00%, 2/01/09, FGIC	No Opt. Call	4,886,620
AAA	4,665	So. Coast Air Qual. Mgmt. Dist. Bldg. Corp., 4.00%, 8/01/09, AMBAC	No Opt. Call	4,953,250
		Univ. of California,
AAA	2,500	Ser. A, 5.00%, 5/15/09, AMBAC	No Opt. Call	2,755,950
AAA	2,000	Ser. F, 5.00%, 9/01/11, FGIC	09/06 @ 101	2,138,260

				246,595,915

		Puerto Rico—12.1%
		Puerto Rico Elec. Pwr. Auth.,
AAA	7,000	Ser. DD, 5.00%, 7/01/10, FSA	07/08 @ 101.5	7,671,510
AAA	3,000	Ser. KK, 4.50%, 7/01/09, XLCA	No Opt. Call	3,248,730
AAA	5,280	Ser. DD, 5.00%, 7/01/09, FSA	07/08 @ 101.5	5,810,376
AAA	4,000	Puerto Rico Mun. Fin. Agcy., Ser. A, 5.625%, 8/01/10, FSA	08/09 @ 101	4,524,600
				21,255,216

		Total Long-Term Investments (cost $251,851,630)		267,851,131

		SHORT-TERM INVESTMENTS—5.6%
		California—5.2%
A1+	5,000	California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. B-2, 1.80%, 10/01/04, FRDD	N/A	5,000,000
A1+	4,100	Vacaville Multi-Fam. Mtg., Quail Run, Ser. A, 1.72%, 10/06/04, FRWD	N/A	4,100,000

				9,100,000

	Shares
	(000)

		Money Market Fund—0.4%
	650	AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	650,000

		Total Short-Term Investments (cost $9,750,000)		9,750,000

		Total Investments—158.1% (cost $261,601,630)		$277,601,131
		Other assets in excess of liabilities—1.5%		2,553,837
		Preferred shares at redemption value, including dividends payable—(59.6%)		(104,571,976)

		Net Assets Applicable to Common Shareholders—100%		$175,582,992

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

The value (market value plus accrued interest) of securities that are covered by insurance, which insures the payment of principal and interest, represent approximately 95.6% of the Trust’s managed assets.

KEY TO ABBREVIATIONS
ACA	— American Capital Access	FSA	— Financial Security Assurance
AMBAC	— American Municipal Bond Assurance Corporation	GO	— General Obligation
COP	— Certificate of Participation	MBIA	— Municipal Bond Insurance Association
ETM	— Escrowed to Maturity	XLCA	— XL Capital Assurance
FGIC	— Financial Guaranty Insurance Company

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock California Insured Municipal 2008 Term Trust Inc.
______________________________________________________________

By:     /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: November 23, 2004

By:      /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: November 23, 2004